Employee Future Benefits	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Employee Future Benefits

Note 16     Employee Future Benefits

The Company maintains defined contribution and defined benefit pension plans and other post-employment plans for employees and agents including registered (tax qualified) pension plans that are typically funded, as well as supplemental non-registered (non-qualified) pension plans for executives, retiree welfare plans and disability welfare plans that are typically not funded.

(a) Plan characteristics

To reduce the financial risk associated with final average pay defined benefit pension plans and retiree welfare plans, the Company has over time closed all these plans to new members and, in the case of pension plans, has replaced them with capital accumulation plans. The latter include defined benefit cash balance plans, 401(k) plans and/or defined contribution plans, depending on the country of employment. The result is that final average pay pension plans account for less than 50 per cent of the Company’s global pension obligations and the number of employees who accrue these pensions declines each year.

Prior to the Company’s acquisition of the Canadian-based operations of Standard Life plc, advance provision had been made on Standard Life’s balance sheet for continuing its practice of regularly granting increases in retiree pensions on a non-contractual ad-hoc basis. In 2016, the Company concluded that increases would no longer be regularly granted, consistent with the treatment of pensions for retirees under other Manulife plans. To reflect this change, the advance provision was removed, reducing the net defined benefit liability for the former Standard Life plan by $55 which was recorded through income.

All pension arrangements are governed by local pension committees or management but significant plan changes require approval from the Company’s Board of Directors.

The Company’s funding policy for defined benefit pension plans is to make the minimum annual contributions required by regulations in the countries in which the plans are offered. Assumptions and methods prescribed for regulatory funding purposes typically differ from those used for accounting purposes.

The Company’s remaining defined benefit pension and/or retiree welfare plans are in the U.S., Canada, Japan, and Taiwan. There are also disability welfare plans in the U.S. and Canada.

The largest defined benefit pension and retiree welfare plans are the primary plans for employees in the U.S. and Canada. These are the material plans that are discussed in the balance of this note. The Company measures its defined benefit obligations and fair value of plan assets for accounting purposes as at December 31 each year.

U.S. defined benefit pension and retiree welfare plans

The Company operates a qualified cash balance plan that is open to new members, a closed non-qualified cash balance plan, and a closed retiree welfare plan.

Actuarial valuations to determine the Company’s minimum funding contributions for the qualified cash balance plan are required annually. Deficits revealed in the funding valuations must generally be funded over a period of up to seven years. It is expected that there will be no required funding for this plan in 2018. There are no plan assets set aside for the non-qualified cash balance plan.

The retiree welfare plan subsidizes the cost of life insurance and medical benefits. The majority of those who retired after 1991 receive a fixed-dollar subsidy from the Company based on service. The plan was closed to all employees hired after 2004. While assets have been set aside in a qualified trust to pay future retiree welfare benefits, this funding is optional. Retiree welfare benefits offered under the plan coordinate with the U.S. Medicare program to make optimal use of available federal financial support.

The qualified pension and retiree welfare plans are governed by the U.S. Benefits Committee, while the non-qualified pension plan is governed by the U.S. Non-Qualified Plans Subcommittee.

Canadian defined benefit pension and retiree welfare plans

The Company’s defined benefit plans in Canada include two registered final average pay pension plans, a non-registered supplemental final average pay pension plan and a retiree welfare plan, all of which have been closed to new members.

Actuarial valuations to determine the Company’s minimum funding contributions for the registered pension plans are required at least once every three years. Deficits revealed in the funding valuation must generally be funded over a period of not less than ten years. For 2018, the required funding for these plans is expected to be $31. The supplemental non-registered pension plan is not funded.

The retiree welfare plan subsidizes the cost of life insurance, medical and dental benefits. These subsidies are a fixed dollar amount for those who retired after April 30, 2013 and will be eliminated for those who retire after 2019. There are no assets set aside for this plan.

The registered pension plans are governed by Pension Committees, while the supplemental non-registered plan is governed by the Board of Directors. The retiree welfare plan is governed by management.

(b) Risks

In final average pay pension plans and retiree welfare plans, the Company generally bears the material risks which include interest rate, investment, longevity and health care cost inflation risks. In defined contribution plans, these risks are typically borne by the employee. In cash balance plans, the interest rate, investment and longevity risks are partially transferred to the employee.

Material sources of risk to the Company for all plans include:

∎	A decline in discount rates that increases the defined benefit obligations by more than the change in value of plan assets;
∎	Lower than expected rates of mortality; and
∎	For retiree welfare plans, higher than expected health care costs.

The Company has managed these risks through plan design and eligibility changes that have limited the size and growth of the defined benefit obligations. Investment risks for funded plans are managed through strategies aimed at improving the alignment between movements in the invested assets and movements in the obligations.

In the U.S., delegated committee representatives and management review the financial status of the qualified defined benefit pension plan at least monthly, and steps are taken in accordance with an established dynamic investment policy to reduce the risk in the plan as the funded status improves. As at December 31, 2017, the target asset allocation for the plan was 29% return-seeking assets and 71% liability-hedging assets.

In Canada, internal committees and management review the financial status of the registered defined benefit pension plans on at least a quarterly basis. As at December 31, 2017, the target asset allocation for the plans was 15% return-seeking assets and 85% liability-hedging assets.

(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Changes in defined benefit obligation:
Ending balance prior year	$4,767	$4,823	$682	$713
Plan mergers(1)	–	143	–	–
Current service cost	48	52	1	1
Past service cost	–	(57)	–	–
Interest cost	182	196	26	28
Plan participants’ contributions	1	1	4	5
Actuarial losses (gains) due to:
Experience	15	–	(9)	(2)
Demographic assumption changes	–	(94)	–	(16)
Economic assumption changes	214	116	41	20
Benefits paid	(315)	(314)	(45)	(50)
Impact of changes in foreign exchange rates	(206)	(99)	(35)	(17)
Defined benefit obligation, December 31	$4,706	$4,767	$665	$682

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Change in plan assets:
Fair value of plan assets, ending balance prior year	$4,277	$4,122	$603	$635
Plan mergers(1)	–	129	–	–
Interest income	164	169	23	25
Employer contributions	85	106	12	–
Plan participants’ contributions	1	1	4	5
Benefits paid	(315)	(314)	(45)	(50)
Administration costs	(5)	(7)	(2)	(2)
Actuarial gains (losses)	312	158	30	8
Impact of changes in foreign exchange rates	(191)	(87)	(38)	(18)
Fair value of plan assets, December 31	$4,328	$4,277	$587	$603

(1)	In Canada, two smaller pension plans were merged into the primary Manulife pension plan in 2016. Amounts shown represent the value of the defined benefit obligations and assets transferred from the smaller plans into the primary Manulife plan.

(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2017	2016	2017	2016
Development of net defined benefit liability
Defined benefit obligation	$4,706	$4,767	$665	$682
Fair value of plan assets	4,328	4,277	587	603
Deficit	378	490	78	79
Effect of asset limit(1)	–	–	–	–
Deficit and net defined benefit liability	378	490	78	79
Deficit is comprised of:
Funded or partially funded plans	(383)	(292)	(72)	(63)
Unfunded plans	761	782	150	142
Deficit and net defined benefit liability	$378	$490	$78	$79

(1)	No reconciliation has been provided for the effect of the asset limit since there was no effect in either year. For the funded pension plans, the present value of the economic benefits available in the form of reductions in future contributions to the plans is significantly greater than the surplus that would be expected to develop.

(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2017	2016	2017	2016	2017	2016	2017	2016
Active members	$592	$637	$34	$38	$393	$403	$20	$20
Inactive and retired members	2,434	2,528	481	502	1,287	1,199	130	122
Total	$3,026	$3,165	$515	$540	$1,680	$1,602	$150	$142

(f) Fair value measurements

The major categories of plan assets and the actual per cent allocation to each category are as follows.

	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2017	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$33	1%	$33	6%	$5	1%	$–	–
Equity securities(3)	695	24%	45	8%	212	15%	–	–
Debt securities	1,979	67%	502	85%	1,165	84%	–	–
Other investments(4)	235	8%	7	1%	4	0%	–	–
Total	$2,942	100%	$587	100%	$1,386	100%	$–	–
	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2016	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$15	1%	$19	3%	$21	2%	$–	–
Equity securities(3)	825	28%	150	25%	460	34%	–	–
Debt securities	1,834	62%	427	71%	809	60%	–	–
Other investments(4)	259	9%	7	1%	54	4%	–	–
Total	$2,933	100%	$603	100%	$1,344	100%	$–	–

(1)	All the U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private equity, timber and agriculture assets. In the aggregate, the latter assets represent approximately 6% of all U.S. pension and retiree welfare plan assets as at December 31, 2017 (2016 – 6%).
(2)	All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately 0.3% of all Canadian pension plan assets as at December 31, 2017 (2016 – 3%, including real estate and mortgage assets that were sold in 2017).
(3)	Equity securities include direct investments in MFC common shares of $1.3 (2016 – $1.1) in the U.S. retiree welfare plan and $nil (2016 – $nil) in Canada.
(4)	Other U.S. plan assets include investment in private equity, timberland and agriculture, and managed futures in 2017. Other Canadian pension plan assets include investment in the group annuity contract.

(g) Net benefit cost recognized in the Consolidated Statements of Income

Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Defined benefit current service cost(1)	$48	$52	$1	$1
Defined benefit administrative expenses	5	7	2	2
Past service cost – plan amendments(2)	–	(57)	–	–
Service cost	53	2	3	3
Interest on net defined benefit (asset) liability(1)	18	27	3	3
Defined benefit cost	71	29	6	6
Defined contribution cost	75	69	–	–
Net benefit cost	$146	$98	$6	$6

(1)	Includes service and interest costs for the two plans merged into the primary Manulife plan after August 1, 2016.
(2)	Past service cost in 2016 includes ($55) reflecting the removal of the advance provision made in prior years for non-contractual, ad-hoc increases in pension for Standard Life retirees.

(h) Re-measurement effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Actuarial gains (losses) on defined benefit obligations:
Experience	$(15)	$–	$9	$2
Demographic assumption changes	–	94	–	16
Economic assumption changes	(214)	(116)	(41)	(20)
Return on plan assets greater (less) than discount rate	312	158	30	8
Total re-measurement effects	$83	$136	$(2)	$6

(i) Assumptions

The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016	2017	2016	2017	2016
To determine the defined benefit obligation at end of year(1):
Discount rate	3.6%	4.1%	3.6%	4.1%	3.5%	3.9%	3.6%	4.0%
Initial health care cost trend rate(2)	n/a	n/a	8.5%	8.8%	n/a	n/a	5.9%	6.0%
To determine the defined benefit cost for the year(1):
Discount rate	4.1%	4.4%	4.1%	4.3%	3.9%	4.1%	4.0%	4.1%
Initial health care cost trend rate(2)	n/a	n/a	8.8%	9.0%	n/a	n/a	6.0%	6.1%
(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)	The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 8.5% grading to 5.0% for 2032 and years thereafter (2016 – 8.8% grading to 5.0% for 2032) and to measure the net benefit cost was 8.8% grading to 5.0% for 2032 and years thereafter (2016 – 9.0% grading to 5.0% for 2032). In Canada, the rate used to measure the retiree welfare obligation was 5.9% grading to 4.8% for 2026 and years thereafter (2016 – 6.0% grading to 4.8% for 2026) and to measure the net benefit cost was 6.0% grading to 4.8% for 2026 and years thereafter (2016 – 6.1% grading to 4.8% for 2026).

Assumptions regarding future mortality are based on published statistics and mortality tables. The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

As at December 31, 2017	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.4	22.8
Females	23.9	24.7
Life expectancy (in years) at age 65 for those currently age 45
Males	24.0	23.8
Females	25.5	25.6

(j) Sensitivity of assumptions on obligation

Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2017	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(451)	$(67)
Impact of a 1% decrease	536	82
Health care cost trend rate:
Impact of a 1% increase	n/a	24
Impact of a 1% decrease	n/a	(21)
Mortality rates(1)
Impact of a 10% decrease	119	16

(1)	If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.9 years for U.S. males and females and 0.8 years for Canadian males and females.

(k) Maturity profile

The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2017	2016	2017	2016
U.S. plans	9.5	9.2	9.8	9.1
Canadian plans	12.8	12.7	14.2	14.2

(l) Cash flows – contributions

Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Defined benefit plans	$85	$106	$12	$–
Defined contribution plans	75	69	–	–
Total	$160	$175	$12	$–

The Company’s best estimate of expected cash payments for employee future benefits for the year ending December 31, 2018 is $101 for defined benefit pension plans, $77 for defined contribution pension plans and $9 for retiree welfare plans.